EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (2,104.6)	R$ (3,166.1)
Administrative costs	5.2	5.2	R$ 5.8
Defined benefit obligation at December, 31	(1,954.6)	(2,104.6)	(3,166.1)
Plan assets [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	4,543.3	5,638.0	5,533.3
Interest income	318.1	262.1	223.9
Administrative costs	(5.2)	(5.2)	(5.8)
Expected return, excluding interest income	101.7	(614.6)	(148.3)
Contributions by employer	280.5	316.0	342.0
Contributions by plan participants	4.6	5.8	7.1
Exchange differences	(102.0)	(482.6)	263.1
Curtailments, settlements and other	(4.8)	(1.8)	(3.6)
Benefits paid, excluding administrative costs	(531.6)	(574.4)	(573.7)
Defined benefit obligation at December, 31	R$ 4,604.6	R$ 4,543.3	R$ 5,638.0